28. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 2) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Net income for the year attributed to equity holders of the parent	R$ 2,904	R$ 1,379	R$ 1,002
Total earnings
Net income for the year from continuing operations attributed to equity holders of the parent	2,904	1,379	1,002
Preferred Shares [Member]
Earnings per share [line items]
Minimum mandatory dividend from net income for the year	509	577	486
Net income for the year not distributed	1,573	554	333
Total earnings	R$ 2,082	R$ 1,131	R$ 819
Basic and diluted earnings per share	R$ 2.14	R$ 1.17	R$ 0.84
Minimum mandatory dividend from net income for the year from continuing operations	R$ 509	R$ 527	R$ 486
Net income for the year from continuing operations not distributed	1,424	390	333
Total earnings from continuing operations	R$ 1,933	R$ 917	R$ 819
Basic and diluted earnings from continuing operations per share	R$ 1.99	R$ 0.95	R$ 0.84
Common Shares [Member]
Earnings per share [line items]
Minimum mandatory dividend from net income for the year	R$ 255	R$ 290	R$ 15
Net income for the year not distributed	790	279	167
Total earnings	R$ 1,045	R$ 569	R$ 182
Basic and diluted earnings per share	R$ 2.14	R$ 1.17	R$ 0.37
Minimum mandatory dividend from net income for the year from continuing operations	R$ 255	R$ 290	R$ 15
Net income for the year from continuing operations not distributed	715	171	167
Total earnings from continuing operations	R$ 970	R$ 461	R$ 182
Basic and diluted earnings from continuing operations per share	R$ 1.99	R$ 0.95	R$ 0.37